Average Annual Total Returns		12 Months Ended	25 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	3.30%
Nicholas Fixed Income Alternative ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.85%	3.44%
Performance Inception Date			Nov. 29, 2022
Nicholas Fixed Income Alternative ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.46%	1.49%
Nicholas Fixed Income Alternative ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.38%	1.84%

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.